Subsequent events	6 Months Ended
Jun. 30, 2014
Subsequent events [Abstract]
Subsequent events

15. Subsequent events

On August 5, 2014, the Company's joint venture, Shaanxi Zhongmao Economic Development Co., Ltd. (“Shaanxi Zhongmao”) acquired a parcel of land in Xi'an, Shaanxi Province for the auction price of US$94.2 million.

On September 23, 2014, the Company entered into a loan agreement with Kent EB-5 LLC to borrow a maximum amount of US$50.0 million for the New York Oosten project. The term of the loan is for 5 years and bears an interest rate of 5.95% per annum.

On October 8, 2014 and October 17, 2014, Xingyang Xinyuan Real Estate Co., Ltd. acquired two parcels of land in Xingyang, Henan Province for an aggregate purchase price of US$18.5 million and one parcel of land in Xingyang, Henan Province for a purchase price of US$8.4 million.

On November 21, 2014, the Company redeemed the Convertible Note in full pursuant to a negotiated agreement with the holder. The total cash redemption amount (including the principal, accrued interest up to and including November 21, 2014 and early redemption premium) amounted to US$86,272,849 (note 7).

On December 17, 2014, the Company and TPG Asia agreed to a temporary waiver of the liquidated damages provisions of the registration rights agreement between the Company and TPG Asia with respect to the inability of TPG Asia to utilize the resale shelf registration statement filed pursuant to the registration rights agreement until the Company published six-month interim financial statements necessary to update the financial information in the registration statement.

Subsequent to June 30, 2014, 5,876,969 common shares were repurchased at a total cost of US$12,031,432, including 4,234,884 common shares at a total cost of US$7,042,725 purchased by the trust administering the 2014 Restricted Stock Unit Plan.

Subsequent to June 30, 2014, the Group obtained debt borrowings through construction loans and entrusted loans with an aggregate amount of approximately US$227.3 million, which are mainly secured by the Group's land use rights, real estate properties held for lease, and 51% equity interest in Shanghai Junxin and 75% equity interest in Changsha Wanzhuo, respectively.